Reclassification of comparatives - Disclosure in tabular form of reclassification of comparatives (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jul. 01, 2021
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	$ 1,997		$ 1,632	$ 1,720
Borrowings	1,841		1,796	0
Current employee benefits	369		690	229
Non-current employee benefits	117		$ 59	$ 55
Loss on remeasurement of contingent consideration	(152)	$ (2,570)
Restated [member]
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	156
Current employee benefits	166
Non-current employee benefits	319
Loss on remeasurement of contingent consideration	153
General and administrative expense	(4,961)
Reclassification [Member]
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	1,841
Borrowings	(1,841)
Current employee benefits	203
Non-current employee benefits	(202)
Loss on remeasurement of contingent consideration	153
General and administrative expense	(153)
Reclassified [member]
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	1,997
Borrowings	(1,841)
Current employee benefits	369
Non-current employee benefits	117
General and administrative expense	$ (5,114)